Other assets-Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 68,435	¥ 68,742
Accumulated amortization	(52,988)	(47,970)
Net carrying amount	15,447	20,772
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	67,942	68,239
Accumulated amortization	(52,628)	(47,655)
Net carrying amount	15,314	20,584
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	493	503
Accumulated amortization	(360)	(315)
Net carrying amount	¥ 133	¥ 188